CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenue:
Gross profit	$ 18,488	$ 14,658	$ 13,930
Other operating income	1,523	966	918
Gain on deemed disposal of a subsidiary			1,736
Operating expenses:
Research and development	(22,086)	(17,325)	(19,295)
General and administrative	(8,786)	(8,125)	(8,812)
Selling and marketing	(1,195)	(1,208)	(1,115)
Impairment on goodwill and intangible assets	(888)
Total operating expenses	(32,955)	(26,658)	(29,222)
Loss from operations	(12,944)	(11,034)	(12,638)
Other (loss) income	4,066	2,348	(654)
Dividend income from an other investment	889		440
Investment income from an other investment	268
Fair value change in trading securities	4	(2)	40
Gain on disposal of an other investment	195	137
Interest income	12,668	9,608	10,977
Interest expense	(144)		(57)
Other-than-temporary impairment loss on investments			(7,407)
(Loss) income before income taxes, equity in net loss of equity method investees and non-controlling interest	5,002	1,057	(9,299)
Income tax expense	(879)	(422)	(537)
Equity in net loss of equity method investees	(1,113)	(781)	(826)
Remeasurement gain on equity interest on acquisition of a subsidiary		494
Net (loss) income	3,010	348	(10,662)
Add: Net loss (income) attributable to non-controlling interest	(5)	36	264
Net (loss) income attributable to Actions Semiconductor Co., Ltd.	3,005	384	(10,398)
Net (loss) income per share: Basic
Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.007	$ 0.001	$ (0.023)
Net (loss) income per share: Diluted
Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$ 0.007	$ 0.001	$ (0.023)
Weighted-average shares outstanding used in computation:
Basic	418,499,545	438,401,072	460,812,477
Diluted	433,983,105	454,568,850	460,812,477
Third-parties
Revenues:
Revenues	41,702	30,090	31,685
Cost of revenue:
Cost of Revenue	(25,630)	(18,602)	(21,439)
Third-parties | System-on-a chip products
Revenues:
Revenues	41,385	29,939	31,482
Cost of revenue:
Cost of Revenue	(25,454)	(18,521)	(21,322)
Third-parties | Semiconductor product testing services
Revenues:
Revenues	317	151	203
Cost of revenue:
Cost of Revenue	(176)	(81)	(117)
Related-parties
Revenues:
Revenues	47,485	37,585	44,140
Cost of revenue:
Cost of Revenue	(28,997)	(22,927)	(30,210)
Related-parties | System-on-a chip products
Revenues:
Revenues	5,783	7,495	12,455
Cost of revenue:
Cost of Revenue	$ (3,367)	$ (4,325)	$ (8,771)